CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 45,221,538	$ 6,369,320	¥ 58,063,733
Accounts receivable, net of allowance for doubtful accounts of RMB 234,794 and 505,458.53 as of December 31, 2022 and 2023, respectively	56,067	7,897	151,432
Advances to suppliers			30,345
Prepayments and other current assets, net of allowance for doubtful accounts of RMB 22,738,176 and RMB 40,425,650 as of December 31, 2022 and 2023, respectively	71,366,700	10,051,789	272,461,654
Amounts due from related parties	¥ 599,573	$ 84,448	¥ 599,574
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Cryptocurrencies	¥ 87,714,238	$ 12,354,292	¥ 57,869,240
Cryptocurrencies, restricted	17,837,766	2,512,397	4,225,323
Current assets classified as held for sale			25,924
Total current assets	222,795,882	31,380,143	393,427,225
Investments	35,291,289	4,970,674	35,297,395
Property, equipment and software, net	94,329,310	13,286,005	142,847,637
Cryptocurrencies, restricted	2,409,257	339,337	4,247,090
Operating lease right-of-use assets, net	6,868,817	967,453	12,061,697
Other long-lived assets, net	2,030,470	285,985	11,225,639
TOTAL ASSETS	363,725,025	51,229,597	599,106,683
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Group of RMB 5,185,040 and RMB 5,426,376 as of December 31, 2022 and 2023, respectively)	9,600,349	1,352,181	7,147,159
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Group of RMB 1,404,994 and RMB 1,385,034 as of December 31, 2022 and 2023, respectively)	1,501,961	211,547	1,651,041
Advances from customers (including advances from customers of the consolidated VIE without recourse to the Group of RMB 15,005,074 and RMB 10,352,171 as of December 31, 2022 and 2023, respectively)	12,713,928	1,790,719	17,727,516
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB 45,408,736 and RMB 44,056,900 as of December 31, 2022 and 2023, respectively)	¥ 11,677,348	$ 1,644,720	¥ 21,159,559
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Refund of game points (including refund of game points of the consolidated VIE without recourse to the Group of RMB 169,998,682 and nil December 31, 2022 and 2023)			¥ 169,998,682
Convertible notes (including convertible notes of consolidated VIE without recourse to the Group of nil as of both December 31, 2022 and 2023)	¥ 49,932,651	$ 7,032,867	60,984,058
Conversion feature derivative liability	28,604,920	4,028,919	51,775,453
Interest payable (including interest payable of consolidated VIE without recourse to the Group of nil as of both December 31, 2022 and 2023)	273,560	38,530	2,130,283
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB 35,450,947 and RMB 33,019,915 as of December 31, 2022 and 2023, respectively)	44,176,190	6,222,086	66,437,104
Current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIE without recourse to the Group of RMB 485,665 and RMB 128,511 as of December 31, 2022 and 2023, respectively)	4,372,886	615,908	5,792,931
Contract liabilities			22,099
Liabilities directly associated with assets classified as held for sale			159,336,640
Total current liabilities	162,853,793	22,937,477	564,162,525
Convertible bonds	16,746,100	2,358,639
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIE without recourse to the Group of nil and RMB 33,070 December 31, 2022 and 2023)	2,788,063	392,690	7,405,805
TOTAL LIABILITIES	182,387,956	25,688,806	571,568,330
Commitments and contingencies (Note 25)
Redeemable noncontrolling interest (Note 23)	0		0
EQUITY
Additional paid-in capital	4,471,155,899	629,749,137	4,371,228,191
Statutory reserves	7,326,560	1,031,924	7,326,560
Accumulated other comprehensive loss	(11,742,209)	(1,653,856)	(12,527,540)
Accumulated deficit	(4,356,786,236)	(613,640,507)	(4,378,321,226)
The9 Limited shareholders' equity	206,273,154	29,052,965	45,309,203
Noncontrolling interest	(24,936,085)	(3,512,174)	(17,770,850)
Total equity	181,337,069	25,540,791	27,538,353
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	363,725,025	51,229,597	599,106,683
Class A ordinary shares
EQUITY
Ordinary shares	95,375,351	13,433,337	56,659,429
Class B ordinary shares
EQUITY
Ordinary shares	¥ 943,789	$ 132,930	¥ 943,789